Segmented information (Schedule of segments, assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 4,616,231	$ 4,666,645
Total liabilities	3,139,403	2,966,839
Property, plant and equipment	3,740,966	3,731,655
Manitoba [Member]
Disclosure of operating segments [line items]
Total assets	812,137	801,691
Total liabilities	655,095	562,013
Property, plant and equipment	706,330	699,884
Peru [Member]
Disclosure of operating segments [line items]
Total assets	2,624,251	2,535,939
Total liabilities	1,023,186	973,756
Property, plant and equipment	2,256,687	2,290,097
Arizona [Member]
Disclosure of operating segments [line items]
Total assets	745,371	718,982
Total liabilities	75,782	76,926
Property, plant and equipment	735,127	709,939
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Total assets	434,472	610,033
Total liabilities	1,385,340	1,354,144
Property, plant and equipment	42,822	31,735
Corporate and other activities [Member] | Nevada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 28,300	$ 27,500